VAM SHORT DURATION GOVERNMENT AGENCY FUND

                               SEMI ANNUAL REPORT

                              Dated April 30, 1997

VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                             APRIL 30, 1997
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Assets:

   Investments in securities, (note 1)
     (identified cost: $99,989)............................................                       $ 99,989
   Cash in bank on demand deposit..........................................                             14
   Accrued interest receivable.............................................                          1,875
                                                                                                  --------

Assets applicable to outstanding capital stock.............................                        101,878
                                                                                                  --------

Represented by (note 1):

   Capital stock - $.01 par value..........................................                       $    100
   Additional paid-in capital..............................................                         99,900
   Undistributed net investment income.....................................                          1,878
                                                                                                  --------
     Total net assets......................................................                       $101,878
                                                                                                  ========

Net assets applicable to outstanding
   Institutional Class Shares..............................................                       $101,878
                                                                                                  ========

Shares outstanding and net asset value per share
   Institutional Class Shares outstanding:  10,000 (note 1)................                       $  10.19
                                                                                                  ========

See accompanying notes to financial statements.


VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENT OF OPERATIONS (UNAUDITED)                                           SIX MONTHS ENDED APRIL 30, 1997
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Investment income:

   Interest.............................................................................               $2,848
                                                                                                       ------

Unrealized loss on investments:

   Net change in unrealized appreciation or depreciation of investment..................                 (170)
                                                                                                       ------
     Net loss on investments............................................................                 (170)
                                                                                                       ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................               $2,678
                                                                                                       ======

See accompanying notes to financial statements.


VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
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                                                                                   SIX MONTHS           YEAR
                                                                                      ENDED             ENDED
                                                                                 APRIL 30, 1997       OCTOBER 31,
                                                                                   (UNAUDITED)           1996
                                                                                    --------           --------
Operations:

   Investment income - net.................................................         $  2,848           $  5,711
   Net change in unrealized appreciation or
     depreciation of investments...........................................             (170)                39
                                                                                    --------           --------
       Net increase in net assets resulting from operations................            2,678              5,750
                                                                                    --------           --------

Distributions to shareholders from:
   Investment income - net:

     Institutional class...................................................           (5,689)            (2,867)
                                                                                    --------           --------

     Total increase (decrease) in net assets...............................           (3,011)             2,883
Net assets at beginning of period..........................................          104,889            102,006
                                                                                    --------           --------
Net assets at end of period (including undistributed
   net investment income of $1,878 and $4,719, respectively)...............         $101,878           $104,889
                                                                                    ========           ========


See accompanying notes to financial statements.


VAM SHORT DURATION GOVERNMENT AGENCY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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1)   Organization

     VAM Short Duration Government Agency Fund (the Fund), a Fund within VAM Institutional Funds, Inc. which was incorporated in January 1995, is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Pursuant to its articles of incorporation, VAM Institutional Funds, Inc. has 10 trillion shares of authorized capital stock that may be issued. The Fund offers two classes of shares - the Institutional Class Shares and the Institutional Service Class Shares. Each of which is sold pursuant to different sales arrangements and bear different expenses.

     The investment objective of the Fund is to seek as high a level of current income as is consistent with preservation of principal and the average portfolio duration ranging from zero to three years. The Fund will invest exclusively in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

     The only share transactions of the Fund since its formation were the initial sale (at $10 per share) on January 12, 1995 of 10,000 shares of Institutional Class Shares and 100 shares of Institutional Service Class Shares to Voyageur Fund Managers, Inc. (Voyageur) and redemptions of 100 Institutional Service Class Shares by Voyageur. Except for the investment of the initial capital proceeds, the fund has not commenced operations as of April 30, 1997.

     The values of fixed-income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, securities are valued at fair value according to methods selected in good faith by the Board of Directors or Trustees. Short-term securities with maturities less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value.

     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income, including level yield amortization of premium and discount is accrued daily. Dividends declared daily from net investment income are payable monthly in cash or may be reinvested in additional shares of the Fund at net asset value. Net realized short-term capital gains, when available, may be distributed throughout the year. Net realized long-term capital gains, when available, are distributed annually.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
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2)   Federal Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to the shareholders of the Fund in amounts that will avoid or minimize federal income or excise taxes for the Fund.

3)   Fees and Expenses

     The Fund has an investment advisory agreement with Voyageur, under which Voyageur manages the Fund's assets and furnishes related office facilities, equipment, research and personnel. The Fund pays a monthly fee to Voyageur equal to an annual rate of .50% of average daily net assets.

     The Fund has a distribution agreement with Voyageur Fund Distributors, Inc. (Fund Distributors). No compensation is paid by the Fund under the Distribution Agreements.

     Institutional Service Class Shares of the Fund also have an agreement with Fund Distributors to compensate service organizations who provide additional administrative, record keeping, and other shareholder services to their customers who are beneficial owners of service shares. The Fund is obligated to pay Fund Distributors a service fee at an annual rate up to .25% of the Fund's average daily net assets applicable to Institutional Service Class Shares.

     The Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, transfer, administrative and accounting services agent. The fee is paid monthly and is equal to an annual rate of .10% of average daily net assets. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expenses in connection with the performance of dividend disbursing, transfer, administrative and accounting services.

     In addition to the fees above, the Fund is responsible for paying most other operating expenses including director's fees, registrations fees, printing of shareholder reports, legal and auditing services, organizational costs and other miscellaneous expenses. Under the investment advisory agreement, Voyageur is obligated to pay all expenses and fees (excluding interest, taxes, distribution fees and brokerage commissions) which exceed 1.00% of the Fund's average daily net assets, on an annual basis, up to the combined amount of its investment advisory and management fee and its dividend-disbursing, transfer, administrative and accounting service fees. As of April 30, 1997, no expenses have been recognized. Expenses will not be recognized until the commencement of operations.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDTIED) (CONTINUED)
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(4)  FINANCIAL HIGHLIGHTS

     Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:

                                                                                 INSTITUTIONAL CLASS

                                                                  SIX MONTHS        YEAR           PERIOD FROM
                                                                     ENDED          ENDED      JANUARY 12, 1995(C)
                                                                 APRIL 30,1997   OCTOBER 31,           TO
                                                                  (UNAUDITED)        1996       OCTOBER 31, 1995
Net asset value:

   Beginning of period........................................        $10.49        $10.20            $10.00
                                                                      ------        ------            ------
Operations:
   Net investment income......................................           .28           .57               .19
   Net unrealized gain (loss) on investments..................          (.01)          .01               .01
                                                                      ------        ------            ------
     Total from operations....................................           .27           .58               .20
                                                                      ------        ------            ------
Distributions to shareholders:
   From net investment income.................................          (.57)         (.29)               --
                                                                      ------        ------            ------
     Total from distributions.................................          (.57)         (.29)               --
                                                                      ------        ------            ------
Net asset value:

   End of period..............................................        $10.19        $10.49            $10.20
                                                                      ======        ======            ======

Total investment return (a)...................................          2.57%         5.69%             2.00%
Net assets at end of period (000's omitted)...................        $  102        $  105            $  102

Ratios:

   Ratio of expenses to average daily net assets..............            --%           --%               --%
   Ratio of net investment income to average
     daily net assets.........................................          5.51%(b)      5.52%             2.31%(b)
Portfolio turnover rate
   (excluding short-term securities)..........................            --%           --%               --%


See accompanying notes to Financial Highlights.


VAM SHORT DURATION GOVERNMENT AGENCY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
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FINANCIAL HIGHLIGHTS (CONTINUED)

Notes to Financial Highlights

(a) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(b)  Adjusted to an annual basis.
(c)  Inception date.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
INVESTMENTS IN SECURITIES (UNAUDITED)                             APRIL 30, 1997
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                                                        PRINCIPAL       MARKET
               NAME OF ISSUER                             AMOUNT       VALUE (A)
--------------------------------------------------------------------------------
Bonds (98.1% of total net assets)
--------------------------------------------------------------------------------
U.S. Treasury Note, 5.625% due 06/30/97                  $100,000      $99,989
                                                                       =======
  Total Investments in Securities (cost: $99,989)(b)


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in note 1 to the Financial Statements.
(b) The cost of securities for federal income tax purposes was $99,989. The aggregate gross unrealized appreciation and depreciation of securities based on this cost was as follows:

               GROSS               GROSS                  NET
            UNREALIZED          UNREALIZED            UNREALIZED
           APPRECIATION        DEPRECIATION          APPRECIATION
           ------------        ------------          ------------
                $0                  $0                    $0